Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Group profit for the financial year	€ 1,948	€ 2,521	[1]	€ 1,919	[1]
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	343	276		(1,076)
Gains/(losses) relating to cash flow hedges	24	(40)		8
Tax relating to cash flow hedges	(3)	5
Other comprehensive income that will be reclassified to profit or loss net of tax	364	241		(1,068)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(17)	10		114
Tax relating to retirement benefit obligations	(3)	(1)		(33)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(20)	9		81
Total other comprehensive income for the financial year	344	250		(987)
Total comprehensive income for the financial year	2,292	2,771		932
Attributable to:
Equity holders of the Company	2,249	2,768		969
Non-controlling interests	43	3		(37)
Total comprehensive income for the financial year	€ 2,292	€ 2,771		€ 932

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.